Sponsored Research, Collaboration and License Agreements - Additional Information (Details) - USD ($)	1 Months Ended			12 Months Ended
	Nov. 30, 2020	Sep. 30, 2018	Jun. 30, 2017	Dec. 31, 2023	Dec. 31, 2022
CPRIT | License agreement terms
Sponsored Research, Collaboration and License Agreements [Line Items]
Maximum paid percentage of grant award proceeds until which revenue share is payable				400.00%
Royalty payments				$ 0	$ 0
A&R License Agreement | BCM
Sponsored Research, Collaboration and License Agreements [Line Items]
Non-refundable license fee payments			$ 250,000
Milestone payments				$ 40,000,000
Minimum percentage of eligible to receive tiered royalties				1.00%
Second License Agreement | BCM
Sponsored Research, Collaboration and License Agreements [Line Items]
Non-refundable license fee payments	$ 125,000
Milestone payments				$ 30,000,000
Minimum percentage of eligible to receive tiered royalties				1.00%
Non-refundable license fee payments, first year through fourth anniversary of effective date				$ 20,000
Non-refundable license fee payments fifth anniversary of effective date and continuing thereafter				40,000
Research Agreement | BCM
Sponsored Research, Collaboration and License Agreements [Line Items]
Agreement for research activities, term	3 years
Total research activities performing fees, over the term	$ 6,000,000
Collective Agreements | BCM
Sponsored Research, Collaboration and License Agreements [Line Items]
Research and development expense				$ 2,000,000	$ 2,500,000
Redumption Agreement
Sponsored Research, Collaboration and License Agreements [Line Items]
Earnout payment as percentage of net sales		10.00%
Earnout payment obligation for number of years from first commercial sale		20 years
Minimum earnout payments received by investors for reduction of earnout payment		$ 50,000,000
Period for reduction of earnout payment after first commercial sale		3 years